Francine J. Rosenberger

D 202.778.9187

F 202.778.9100

francine.rosenberger@klgates.com

January 13, 2009

U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

VIA EDGAR

Re:      Forum Funds

File Nos. 002-67052 and 811-3023

Preliminary Proxy Statement

Dear Sir or Madam:

On behalf of Forum Funds (the “Trust”) transmitted herewith for filing pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, is a preliminary proxy statement (“Proxy Statement”) to be used in connection with the special meeting of the shareholders of the Jordon Opportunity Fund (the “Fund”), a series of the Trust, to be held on February 27, 2009 (the “Meeting”). The Proxy Statement consists of a letter to shareholders, notice of meeting, Shareholder Q&A, proxy statement and form of proxy.

The Meeting will be held: (1) to approve an Agreement and Plan of Reorganization under which the Fund would assign all of its assets and liabilities to the Jordan Opportunity Fund, a series of Professionally Managed Portfolios, in a tax free reorganization; and (2) to transact any other business that may properly come before the Meeting.

     If you have any questions or comments regarding the foregoing, please me at (202) 778-9187.

Sincerely,

/s/ Francine J. Rosenberger

Francine J. Rosenberger

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